Acquisitions, Dispositions And Other Adjustments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			4 Months Ended	5 Months Ended	12 Months Ended			1 Months Ended					12 Months Ended			1 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 08, 2012 Advertising Solutions [Member]	May 31, 2012 Advertising Solutions [Member]	Dec. 31, 2013 Atlantic Tele Network [Member] Pending Approval [Member]	Jan. 31, 2013 Atlantic Tele Network [Member] Pending Approval [Member]	Jan. 22, 2013 Atlantic Tele Network [Member] Pending Approval [Member]	Dec. 31, 2010 Centennial [Member]	Aug. 31, 2010 Centennial [Member]	Jul. 31, 2011 Convergys [Member]	Jan. 24, 2013 Next Wave [Member]	Jan. 31, 2013 Other Acquisitions [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Dispositions [Member]	Dec. 31, 2011 Qualcomm [Member]	Aug. 31, 2010 Sterling [Member]	May 31, 2010 Sterling [Member]	Mar. 31, 2012 T Mobile [Member]	Dec. 31, 2011 T Mobile [Member]	Mar. 31, 2011 T Mobile [Member]	Aug. 31, 2011 Telmex [Member]	Jun. 30, 2010 Verizon Alltel [Member]	Dec. 31, 2013 Verizon Alltel [Member]	Jan. 25, 2013 Verizon Alltel [Member]	Jan. 25, 2013 Verizon Alltel [Member] Pending Approval [Member]	May 08, 2012 YP Holdings LLC [Member]
Significant Acquisitions and Disposals [Line Items]
Purchase price - noncontrolling interest buyouts											$ 320
Acquisition agreement date								Jan. 22, 2013																		Jan. 25, 2013
Acquisition period						Dec. 31, 2013			Dec. 31, 2010		Jul. 31, 2011	Jan. 24, 2013					Dec. 31, 2011							Jun. 30, 2010	Dec. 31, 2013
Acquisition agreement period																				Mar. 31, 2011
Spectrum licenses subject to transfer under purchase agreement																					962
Contract Termination date																					2011-12-31
Number of subscribers acquired in business combination																								1,600,000
Number of service areas acquired in business combination																								79
Number of states of operation for acquired business							6																	18
Closing date of acquisition completion of accounting						Dec. 31, 2013			Dec. 31, 2010		Jul. 31, 2011	Jan. 24, 2013					Dec. 31, 2011							Jun. 30, 2010	Dec. 31, 2013
Wireless spectrum purchases									655								1,925
Approximate purchase price - business combination							780					600										39,000		2,376
Merger termination fees expensed during the period																					3,000
Number of customers served																	300,000,000
Qualcomm 12 MHz of lower 700 MHz D and E block license spectrum people coverage, range minimum (in millions)																	70
Qualcomm 6 MHz of lower 700 MHz D block spectrum license people coverage, range minimum (in millions)																	230
Qualcomm lower 700 MHz frequency license purchase agreement description																	five of the top 15 metropolitan areas
Service areas										8																	5
Initiation of buyers purchase of AT&Ts interest in an equity method investment																			2010-05-31				2011-08-31
Total sales price (U.S. dollars) of the company's investment in subsidiary				740						273								1,400					1,197
Spectrum acquired during period													400	855	33												1,900
Customer lists and other intangible assets									449
Goodwill									1,518
Type of noncash consideration from sale of subsidiary				note
Cash from sale of subsidiary	812	1,301	1,830													109
Note from sale of subsidiary					$ 200
Equity interest in new company																												47.00%
Date of sale of subsidiary				May 08, 2012
Disposal period of subsidiary/assets										Aug. 31, 2010						Dec. 31, 2010		Aug. 31, 2010
Potential customers in service area								4,600,000